Document and Entity Information	Nov. 09, 2021
Cover [Abstract]
Entity Registrant Name	CAPITAL SENIOR LIVING CORP
Amendment Flag	false
Entity Central Index Key	0001043000
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Nov. 09, 2021
Entity Incorporation State Country Code	DE
Entity File Number	1-13445
Entity Tax Identification Number	75-2678809
Entity Address, Address Line One	16301 Quorum Drive
Entity Address, Address Line Two	Suite 160A
Entity Address, City or Town	Addison
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75001
City Area Code	(972)
Local Phone Number	770-5600
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	CSU
Security Exchange Name	NYSE